Other non-current liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities

Note 25	Other non-current liabilities

FOR THE YEAR ENDED DECEMBER 31	NOTE	2019	2018
Long-term disability benefits obligation		305	288
Provisions	23	298	305
CRTC deferral account obligation	26	69	92
CRTC tangible benefits obligation	26	1	23
Other		198	289
Total other non-current liabilities		871	997